CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit/ (loss) before income tax	₽ 767	₽ (2,797)	₽ (639)
Adjusted for:
Depreciation and amortization	269	279	200
Employee share-based payment expense	657	2,549	558
Finance income	(108)	(19)	(11)
Finance costs	23	61	72
Foreign currency exchange (gain) / loss, net	108	(53)	1
(Reversal) / allowance for expected credit losses	(14)	16
Working capital changes:
Increase in trade and other receivables	(1)	(238)	(61)
(Increase) / decrease in advances paid and prepaid expenses	2	(9)	(32)
(Increase) / decrease in other assets	122	(232)	(13)
Increase / (decrease) in trade and other payables	(18)	235	(4)
Increase in contract liabilities and deferred income	87	230	148
Increase / (decrease) in other liabilities	127	(2,017)	98
Cash generated from/ (used in) operating activities	2,021	(1,995)	317
Income tax paid	(199)	(26)	(28)
Interest received	106	16	11
Interest paid	(6)	(59)	(70)
Net cash generated from/ (used in) operating activities	1,922	(2,064)	230
Cash flows from investing activities
Acquisition of a subsidiary, net of cash acquired		(1,651)
Purchase of property and equipment	(51)	(52)	(21)
Purchase of intangible assets	(69)	(89)	(90)
Loan issued to a related party		(25)
Loans issued to employees	(16)
Loans collected from employees			2
Net cash used in investing activities	(136)	(1,817)	(109)
Cash flows from financing activities
Proceeds from the issue of ordinary shares		6,520
Proceeds from borrowings			320
Repayment of borrowings		(728)	(71)
Payment of principal portion of lease liabilities	(42)	(38)	(67)
Net cash (used in) / generated from financing activities	(42)	5,754	182
Net increase in cash and cash equivalents	1,744	1,873	303
Cash and cash equivalents at the beginning of the year	2,419	449	148
Effect of exchange rate changes on cash and cash equivalents	(65)	111	(2)
Effect of a reversal/ (allowance) for expected credit losses	12	(14)
Cash and cash equivalents at the end of the year	₽ 4,110	₽ 2,419	₽ 449